UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Contrarian Capital Management, L.L.C.

Address:  411 West Putnam Avenue
          Suite 225
          Greenwich, CT 06830

13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jon R. Bauer
Title:    Managing Member
Phone:    (203) 862-8200

Signature, Place and Date of Signing:


/s/ Jon R. Bauer              Greenwich, Connecticut        August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  38

Form 13F Information Table Value Total: $281,701
                                        (thousands)

List of Other Included Managers:

No.  Form 13F File Number     Name

1.   028-11156                Contrarian Equity Fund, LP

                                                     FORM 13F INFORMATION TABLE
                                                            June 30, 2008
          COLUMN 1                COLUMN 2       COLUMN 3     COL 4        COLUMN 5        COL 6    COL 7            COLUMN 8

                                                             MARKET
                                  TITLE OF         CUSIP      VALUE   SHRS OR   SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER              CLASS           NUMBER    (x1000)  PRN AMT   PRN CALL  DISCRTN   MNGRS   SOLE   SHARED      NONE
AMERICAN WTR WKS CO INC NEW    COM               030420103    9,233     416,261 SH        DEFINED     1             X
C&D TECHNOLOGIES INC           COM               124661109    3,384     400,000 SH        DEFINED     1             X
CIT GROUP INC                  COM               125581108    3,664     538,000 SH         SOLE     NONE     X
CIT GROUP INC                  UNIT 99/99/9999   125581405      894     100,000 SH         SOLE     NONE     X
CITADEL BROADCASTING CORP      COM               17285T106    4,610   3,778,861 SH        DEFINED     1             X
CITIGROUP INC                  COM               172967101   10,894     650,000 SH         SOLE     NONE     X
COMCAST CORP NEW               CL A              20030N101   14,133     745,000 SH         SOLE     NONE     X
CONOCOPHILLIPS                 COM               20825C104   14,022     148,558 SH         SOLE     NONE     X
CUMULUS MEDIA INC              CL A              231082108      593     150,453 SH        DEFINED     1             X
DDI CORP                       COM 0.0001 NEW    233162502    6,360   1,058,155 SH        DEFINED     1             X
DELTA AIR LINES INC DEL        COM NEW           247361702    4,522     793,355 SH         SOLE     NONE     X
FIDELITY NATIONAL FINANCIAL    CL A              31620R105   12,817   1,017,216 SH        DEFINED     1             X
FIDELITY NATL INFORMATION SV   COM               31620M106    2,141      58,000 SH         SOLE     NONE     X
SELECT SECTOR SPDR TR          SBI INT-FNL       81369Y605   11,265     556,039 SH        DEFINED     1             X
GENTEK INC                     COM NEW           37245X203    5,937     220,798 SH        DEFINED     1             X
GMX RES INC                    COM               38011M108    3,211      43,334 SH         SOLE     NONE     X
GRUPO TELEVISA SA DE CV        SP ADR REP ORD    40049J206      808      34,200 SH         SOLE     NONE     X
HERCULES OFFSHORE INC          COM               427093109    2,256      59,341 SH         SOLE     NONE     X
HUDSON CITY BANCORP            COM               443683107    3,113     186,642 SH         SOLE     NONE     X
ICONIX BRAND GROUP INC         COM               451055107      894      74,012 SH         SOLE     NONE     X
INTERNATIONAL COAL GRP INC N   COM               45928H106   25,321   1,940,270 SH         SOLE     NONE     X
ISHARES INC                    MSCI TAIWAN       464286731    2,598     184,000 SH         SOLE     NONE     X
MARATHON OIL CORP              COM               565849106    7,366     142,000 SH         SOLE     NONE     X
NORTHWEST AIRLS CORP           COM               667280408    4,626     694,606 SH         SOLE     NONE     X
OWENS CORNING NEW              COM               690742101    6,855     301,305 SH         SOLE     NONE     X
PARKER DRILLING CO             COM               701081101   15,223   1,520,821 SH         SOLE     NONE     X
PEOPLES UNITED FINANCIAL INC   COM               712704105    2,477     158,760 SH         SOLE     NONE     X
PIONEER NAT RES CO             COM               723787107   15,393     196,640 SH         SOLE     NONE     X
PROTECTION ONE INC             COM NEW           743663403    1,507     179,460 SH        DEFINED     1             X
RITE AID CORP                  COM               767754104    5,502   3,460,619 SH         SOLE     NONE     X
TELECOM ARGENTINA S A          SPON ADR REP B    879273209    2,280     160,000 SH         SOLE     NONE     X
TIME WARNER CABLE INC          CL A              88732J108   31,353   1,184,024 SH         SOLE     NONE     X
TRAVELCENTERS OF AMERICA LLC   COM               894174101    2,220     977,969 SH        DEFINED     1             X
UAL CORP                       COM NEW           902549807    1,885     361,045 SH         SOLE     NONE     X
USA MOBILITY INC               COM               90341G103   17,450   2,311,197 SH        DEFINED     1             X
U S G CORP                     COM NEW           903293405   14,626     494,615 SH         SOLE     NONE     X
WARREN RES INC                 COM               93564A100    4,693     319,701 SH         SOLE     NONE     X
YAHOO INC                      COM               984332106    5,576     269,900 SH        DEFINED     1             X

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